REVENUE - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Service revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition (in years)	5 years
Service revenue | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expected period of recognition (in years)	3 years
Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days
Wireless | Equipment revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	24 months
Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days
Cable | Equipment revenue | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	24 months
Media | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Typical payment period	30 days